BEECH HILL TOTAL RETURN FUND. SUMMARY SECTION
Investment Objective
The Fund seeks total return from income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $250,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund's Prospectus.

Shareholder Fees (paid directly from your investment)
Shareholder Fees - (BEECH HILL TOTAL RETURN FUND.) BEECH HILL TOTAL RETURN FUND.	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.00%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	0.50%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Redemption fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (BEECH HILL TOTAL RETURN FUND.) BEECH HILL TOTAL RETURN FUND.		Class A	Class C
Management fees		1.00%	1.00%
+ Distribution and service (12b-1) fees		0.25%	1.00%
+ Other expenses	[1]	1.24%	1.24%
= Total annual Fund operating expenses		2.49%	3.24%
- Fee waiver or expense reimbursement	[2]	(0.74%)	(0.74%)
= Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.75%	2.50%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least April 30, 2012. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

If Shares Are Redeemed
Expense Example (BEECH HILL TOTAL RETURN FUND) BEECH HILL TOTAL RETURN FUND. (USD $)	1 Year	3 Years
Class A	571	1,077
Class C	253	929

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund's adviser seeks to achieve the Fund's investment objective by investing (long or short) primarily in:

: equity securities;

: fixed income securities and

: cash equivalents.

selected using the adviser's asset allocation strategy. The Fund defines equity securities as common stock and convertible preferred stock of US companies as well as American Depositary Receipts ("ADRs") representing common stock and convertible preferred stock of foreign issuers. ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. The Fund defines fixed income securities as notes, bonds, non-convertible preferred shares and other evidences of indebtedness. The Fund will invest only in US Dollar denominated securities. However, it invests without restriction to issuer capitalization or country. Nonetheless, the adviser anticipates that the Fund's equity investments will be predominantly in securities of large capitalization issuers (those with market capitalizations over  $10 billion).

The Fund's fixed income portfolio maintains an average maturity of less than 10 years. However, individual securities are purchased without restriction as to maturity. The Fund also restricts fixed income securities to those rated BB- or higher by Standard and Poor's Ratings Group or equivalently rated by another nationally recognized statistical rating organization (N.R.S.R.O.) or, if unrated, determined by the adviser to be of similar quality. The Fund may also employ leverage including bank borrowing of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes).

The Fund seeks income from both dividends paid by equity securities and interest payments from fixed income securities. It seeks capital appreciation from equity and fixed income securities. The adviser will also seek to preserve principal when it believes equity market conditions are unfavorable by increasing allocations to fixed income securities and cash equivalents. The Fund's adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various. Asset Class Allocation Range Equity 25% to 90% Fixed Income 10% to 85% Cash Equivalents 0% to 40% The adviser buys and sells securities to meet it asset allocation targets. Additionally, it sells specific securities when a price target is achieved, the investment is no longer considered undervalued, or an issuer's fundamental financial outlook has deteriorated.

Principal Risks of Investing in the Fund.

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated in the BB category

Emerging Market Risk: The Fund may be exposed to emerging market economies through its investment in ADRs of issuers from emerging markets. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. ADRs of emerging market issuers also tend to be less liquid.

Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.

Foreign Investment Risk: Foreign investing, indirectly through ADRs, involves exposure to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Leverage Risk: Using borrowing to increase the size of the Fund's investment portfolio will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation and the adviser has not previously managed a mutual fund.

Management Risk: The adviser's reliance on its asset allocation strategy and its judgments about the attractiveness, value and potential appreciation of particular currencies and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk: Overall securities market risks may affect the value of individual securities which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and currency markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

The Fund's Past Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.bh-adv.com or by calling 1-877-760-0005.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2010
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 11, 2011
Prospectus Date	rr_ProspectusDate	Jan 11, 2011
BEECH HILL TOTAL RETURN FUND. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a % of amount redeemed, if sold within 30 days)	rr_ExchangeFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	1.24%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.49%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
= Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	571
3 Years	rr_ExpenseExampleYear03	1,077
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
BEECH HILL TOTAL RETURN FUND. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a % of amount redeemed, if sold within 30 days)	rr_ExchangeFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	1.24%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.24%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
= Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.50%
1 Year	rr_ExpenseExampleYear01	253
3 Years	rr_ExpenseExampleYear03	929
BEECH HILL TOTAL RETURN FUND.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BEECH HILL TOTAL RETURN FUND. SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return from income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $250,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing (long or short) primarily in:

: equity securities;

: fixed income securities and

: cash equivalents.

selected using the adviser's asset allocation strategy. The Fund defines equity securities as common stock and convertible preferred stock of US companies as well as American Depositary Receipts ("ADRs") representing common stock and convertible preferred stock of foreign issuers. ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. The Fund defines fixed income securities as notes, bonds, non-convertible preferred shares and other evidences of indebtedness. The Fund will invest only in US Dollar denominated securities. However, it invests without restriction to issuer capitalization or country. Nonetheless, the adviser anticipates that the Fund's equity investments will be predominantly in securities of large capitalization issuers (those with market capitalizations over  $10 billion).

The Fund's fixed income portfolio maintains an average maturity of less than 10 years. However, individual securities are purchased without restriction as to maturity. The Fund also restricts fixed income securities to those rated BB- or higher by Standard and Poor's Ratings Group or equivalently rated by another nationally recognized statistical rating organization (N.R.S.R.O.) or, if unrated, determined by the adviser to be of similar quality. The Fund may also employ leverage including bank borrowing of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes).

The Fund seeks income from both dividends paid by equity securities and interest payments from fixed income securities. It seeks capital appreciation from equity and fixed income securities. The adviser will also seek to preserve principal when it believes equity market conditions are unfavorable by increasing allocations to fixed income securities and cash equivalents. The Fund's adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various. Asset Class Allocation Range Equity 25% to 90% Fixed Income 10% to 85% Cash Equivalents 0% to 40% The adviser buys and sells securities to meet it asset allocation targets. Additionally, it sells specific securities when a price target is achieved, the investment is no longer considered undervalued, or an issuer's fundamental financial outlook has deteriorated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We normally invest at least 80% of the Fund's investable assets in equity and equity-related securities of medium-sized companies with the potential for above-average growth.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated in the BB category

Emerging Market Risk: The Fund may be exposed to emerging market economies through its investment in ADRs of issuers from emerging markets. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. ADRs of emerging market issuers also tend to be less liquid.

Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.

Foreign Investment Risk: Foreign investing, indirectly through ADRs, involves exposure to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Leverage Risk: Using borrowing to increase the size of the Fund's investment portfolio will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation and the adviser has not previously managed a mutual fund.

Management Risk: The adviser's reliance on its asset allocation strategy and its judgments about the attractiveness, value and potential appreciation of particular currencies and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk: Overall securities market risks may affect the value of individual securities which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and currency markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.bh-adv.com or by calling 1-877-760-0005.

[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least April 30, 2012. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser